Organization and Nature of Operations - Additional Information (Detail) ¥ / shares in Units, $ in Thousands, ¥ in Millions		1 Months Ended		12 Months Ended
	Jun. 24, 2014 USD ($) shares	Nov. 30, 2014 shares	May 31, 2011 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Date of incorporation				Feb. 03, 2005	Feb. 03, 2005
Number of year's power of attorney retained				10 years	10 years
Percentage of pre-tax operating profit				80.00%	80.00%
Service fees payable | $				$ 1,088		$ 1,235	$ 1,228
Number of securities issued | shares		10,000,000
Net proceeds received from IPO | $							$ 93,881
American Depository Shares (ADSs) [Member]
Variable Interest Entity [Line Items]
Date of completion of IPO				Jun. 24, 2014	Jun. 24, 2014
Number of securities issued | shares	8,412,250
Number of shares equivalent to each ADS	5
Net proceeds received from IPO | $	$ 89,665
Exclusive Technology Support and Services Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit				20.00%	20.00%
Exclusive Technology Consulting and Training Agreement [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit				20.00%	20.00%
Software and Proprietary Technology License Contract [Member]
Variable Interest Entity [Line Items]
Percentage of pre-tax operating profit				40.00%	40.00%
Giganology (Shenzhen) Co. Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation				Jun. 30, 2005	Jun. 30, 2005
Termination of agreement, notice period				30 days	30 days
Automated extended period of agreement				10 years	10 years
Agreement expiration date				2022	2022
Giganology (Shenzhen) Co. Ltd [Member] | Exclusive Technology Support and Services Agreement [Member]
Variable Interest Entity [Line Items]
Term agreement expiration year				2025	2025
Giganology (Shenzhen) Co. Ltd [Member] | Exclusive Technology Consulting and Training Agreement [Member]
Variable Interest Entity [Line Items]
Term agreement expiration year				2025	2025
Shenzhen Xunlei and Xunlei Computer [Member]
Variable Interest Entity [Line Items]
License agreement, term				2 years	2 years
Agreement between Giganology Shenzhen and Mr. Sean Shenglong Zou [Member]
Variable Interest Entity [Line Items]
Agreement term years				2 years	2 years
Loan agreements description				The term of this agreement last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until Mr. Zou has repaid the loan in its entirety in accordance with the loan agreement	The term of this agreement last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until Mr. Zou has repaid the loan in its entirety in accordance with the loan agreement
Additional interest-free loans					¥ 20
Increase in registered capital					30
Agreement between Giganology Shenzhen and Shareholders of Shenzhen Xunlei [Member]
Variable Interest Entity [Line Items]
Interest-free loans					¥ 9
Agreement term years				2 years	2 years
Loan agreements description				The term of these agreements last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until each shareholder of Shenzhen Xunlei has repaid the loans in its entirety in accordance with the loan agreement	The term of these agreements last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until each shareholder of Shenzhen Xunlei has repaid the loans in its entirety in accordance with the loan agreement
Agreement between Giganology Shenzhen and Shenzhen Xunlei [Member]
Variable Interest Entity [Line Items]
Increase in registered capital			¥ 20
Term agreement expiration year				2016	2016
Call Option Agreement [Member] | Giganology (Shenzhen) Co. Ltd [Member]
Variable Interest Entity [Line Items]
Agreement expiration date				2022	2022
Outstanding share, purchase price per share | ¥ / shares					¥ 1